Employee Stock Purchase Plan (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Employee Stock Purchase Plan [Abstract]
Market fair value offering proceeds percentage	85.00%	85.00%
Reserved for future issuance	2,628,996	2,628,996